SCHEDULE OF RESTRICTED CASH IN STATEMENT OF CASH FLOW (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Cash	$ 5,491,407	$ 4,136,180	$ 9,432,070	$ 45,213
Restricted cash	484,351	484,542	585,906	484,368
Total cash and restricted cash	$ 5,975,758	$ 4,620,722	$ 10,017,976	$ 529,581